Tax-Free High Yield Fund	07/01/2011 to 06/30/2012

ICA File Number: 811-4163
Registrant Name: T. Rowe Price Tax-Free High Yield Fund, Inc.
Reporting Period: 07/01/2011 - 06/30/2012

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4163

T. Rowe Price Tax-Free High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-3577

Date of fiscal year end: 2/28

Date of reporting period: 07/01/2011 to 06/30/2012

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Tax-Free High Yield Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 27, 2012

Tax-Free High Yield Fund

HAWAII ST DEPT OF BUDGET 15 CRAIGSIDE 9.125% NOTES DUE NOVEMBER 16, 2044 Meeting Date: MAY 09, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 41980SAB2
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed amendments	Management	N/A	YES

HAWAII ST DEPT OF BUDGET C2 6.4% NOTES DUE NOVEMBER 17, 2014 Meeting Date: MAY 09, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 41980SAE6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed amendments	Management	N/A	YES

NC MED CARE 5.875% NOTES DUE JANUARY 1, 2031 Meeting Date: SEP 06, 2011 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 65820YJG2
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Take no action	Management	N/A	YES

NC MED CARE 6% NOTES DUE JANUARY 1, 2039 Meeting Date: SEP 13, 2011 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 65820YJH0
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Take no action	Management	N/A	YES

NORFOLK VA ECON DEV AUTH NEW 6.00% NOTES DUE NOVEMBER 1, 2036 Meeting Date: MAY 29, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 65588KAC2
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Direct the Trustee to waive BBL ODU, LLCs non compliance with its debt service coverage ratio covenant and the resulting Event of Default.	Management	N/A	YES

OHIO STATE AIR QUALITY FIRSTENERGY 5.7% NOTES DUE AUGUST 1, 2020 Meeting Date: JAN 24, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 677525TK3
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Holders will receive the Consent Payment of 1.25 USD per 1,000.00 USD P/A of Notes held if the requisite consent is met.	Management	N/A	YES

OHIO STATE AIR QUALITY FIRSTENERGY 5.7% NOTES DUE FEBRUARY 1, 2014 Meeting Date: JAN 24, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 677525TC1
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Holders will receive the Consent Payment of 1.25 USD per 1,000.00 USD P/A of Notes held if the requisite consent is met.	Management	N/A	YES

OHIO STATE AIR QUALITY FIRSTENERGY ADJUSTABLE RATE NOTES DUE JUNE 1, 2033 Meeting Date: JAN 24, 2012 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 677525TE7
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Holders will receive the Consent Payment of 1.25 USD per 1,000.00 USD P/A of Notes held if the requisite consent is met.	Management	N/A	YES

SUSSEX COUNTY REV 2006 A 5.15% NOTES DUE JANUARY 1, 2012 Meeting Date: SEP 15, 2011 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 86926RBN9
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Take no action	Management	N/A	YES

SUSSEX COUNTY SERIES 2006 A 5.45% NOTES DUE JANUARY 1, 2016 Meeting Date: SEP 15, 2011 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 86926RBK5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Take no action	Management	N/A	YES

SUSSEX COUNTY SERIES 2006 A 6.00% NOTES DUE JANUARY 1, 2035 Meeting Date: SEP 15, 2011 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 86926RBM1
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Take no action	Management	N/A	YES

TENNESSEE ENERGY ACQUISITION CORP 2006A 5.00% NOTES DUE SEPTEMBER 2016 Meeting Date: DEC 16, 2011 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 880443BH8
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed amendments.	Management	N/A	YES

TENNESSEE ENERGY ACQUISITION CORP 2006A 5.25% NOTES DUE SEPTEMBER 2021 Meeting Date: DEC 16, 2011 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 880443BN5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed amendments.	Management	N/A	YES

TENNESSEE ENERGY ACQUISITION CORP 2006A 5.25% NOTES DUE SEPTEMBER 2024 Meeting Date: DEC 15, 2011 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 880443BR6
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed amendments.	Management	N/A	YES

TENNESSEE ENERGY ACQUISITION CORP 2006A 5.25% NOTES DUE SEPTEMBER 2026 Meeting Date: DEC 16, 2011 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 880443BS4
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed amendments.	Management	N/A	YES

END NPX REPORT